Consolidated Condensed Interim Statement of Profit or Loss and Other Comprehensive Income (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Revenues:
Revenue from contract with customers	$ 9,660,331	$ 9,771,496	$ 19,008,184	$ 50,630
Other income	52,219	360,842	385,145	16,305,533
Total income	9,712,550	10,132,338	19,393,329	16,356,163
Expenses:
Cost of revenue	7,757,172	7,163,929	13,884,291	17,722
Amortization of intangible assets	7,944	8,299	16,211	11,894,518
Depreciation	445,847	293,077	680,013
Legal and professional expense	259,837	1,692,391
Legal and professional expenses			833,079	832,319
Staffing expense	471,181	314,721	633,979	310,894
Other operating expenses	1,464,296	1,075,542	2,267,265	473,403
Total expenses	10,406,277	10,547,959	18,314,838	13,528,856
Finance Income			19,123
Finance cost	619,593	233,435	2,210,404	2,650,396
Profit (Loss)/Income before income tax	(1,313,320)	(649,056)	(1,112,790)	176,911
Income tax expense	(31,380)	256,950	523,047	579,946
Net loss after tax available to common shareholders	(1,281,940)	(906,006)	(1,635,837)	(403,035)
(Loss)/profit attributable to:
Controlling interest	(1,381,948)	(1,206,879)	(2,348,103)	(390,067)
Non-controlling interest	100,008	300,873	712,266	(12,968)
Items that will not be reclassified to profit or loss
Defined benefit obligation	(481)	(361)	(1,400)
Items that may be reclassified subsequently to profit or loss
Foreign currency translation reserves of subsidiaries, net of tax	104,316	266,091	216,022	753,427
Total other comprehensive (loss)/income for the period	103,835	265,730
Total comprehensive income/(Loss) for the year	(1,178,105)	(640,276)	(1,421,215)	350,392
Total comprehensive income/(Loss) attributable to:
Controlling interest	(1,391,842)	(931,509)	(2,190,732)	363,360
Non-controlling interest	$ 213,737	$ 291,233	$ 769,517	$ (12,968)
Basic and diluted earnings per share
Basic income(loss) per share of common share (in Dollars per share)	$ (1.98)	$ (1.55)	$ (0.04)	$ (0.01)
Basic weighted average number of shares outstanding (in Shares)	646,012	585,037	36,808,689	34,154,062
Diluted income(loss) per share of common share (in Dollars per share)	$ (1.98)	$ (1.55)	$ (0.04)	$ (0.01)
Diluted weighted average number of shares outstanding (in Shares)	646,012	585,037	36,808,689	34,154,062